UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL MUNI HIGH INCOME FUND

ANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximum amount of income that is eligible for exclusion from federal income taxes

Highlights

PRUDENTIAL MUNI HIGH INCOME FUND

•	An overweight versus the Fund’s Index* in health care bonds, which outperformed during the reporting period, contributed favorably to performance.

•	The Fund’s overweight in Chicago General Obligation bonds versus the Index added to performance as spreads (yield differentials) narrowed during the reporting period.

•

The Fund’s longer duration versus the Index detracted from performance as interest rates rose during the reporting period. Duration is a measure of a bond’s price sensitivity to changes in interest rates.

*	The Bloomberg Barclays Municipal Bond Index (50%)/Bloomberg Barclays Municipal High Yield Bond Index (50%) is used for the purposes of discussing the Fund’s relative performance with respect to sector weightings, credit ratings, and security selection.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Muni High Income Fund informative and useful. The report covers performance for the 12-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and its management and operation did not change.

The reporting period was dominated by headline events. Most prominent was the surprising end to a dramatic US election season, as Donald Trump was elected 45th president of the US. In the wake of the election, investor sentiment was positive for both the economy and the markets in anticipation of a more pro-business environment under a Trump-led administration. Another major headline event was Brexit—the term used to represent Britain’s decision to leave the European Union. This referendum raised further economic and political uncertainty over the future of existing trade and commerce agreements. Meanwhile, the US economy’s recovery strengthened as labor markets tightened.

Equity markets in the US reached new highs as stocks experienced powerful gains after the US election, as equity investors appeared to believe that the new administration would quickly implement measures to boost growth. European stocks generally advanced as the eurozone economy continued to experience slow growth. Most Asian markets gained. In aggregate, emerging markets turned in very strong results.

In a move widely anticipated by the markets, the Federal Reserve raised its federal funds rate by 0.25% during its December 2016 policy meeting. On March 15, the Federal Reserve decided to hike rates by 0.25%. Additional rate hikes are planned for 2017. Overall, fixed income markets experienced mixed returns, as rising interest rates and concerns over potential inflation jolted bond markets later in the period.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial adviser who can help you set goals, determine your tolerance for risk, build a diversified plan that’s right for you, and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

Prudential Muni High Income Fund

June 15, 2017

Prudential Muni High Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 4/30/17 (with sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–3.30	3.80	4.08
Class B	–4.25	4.23	4.27
Class C	–0.96	3.88	3.83
Class Z	1.02	4.93	4.79
Bloomberg Barclays Municipal Bond Index	0.14	3.16	4.37
Bloomberg Barclays Municipal High Yield Bond Index	4.38	5.31	4.30
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)	2.26	4.25	4.39
Lipper High Yield Municipal Debt Funds Average	1.01	4.58	3.53

	Average Annual Total Returns as of 4/30/17 (without sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	0.73	4.65	4.51
Class B	0.59	4.40	4.27
Class C	0.01	3.88	3.83
Class Z	1.02	4.93	4.79
Bloomberg Barclays Municipal Bond Index	0.14	3.16	4.37
Bloomberg Barclays Municipal High Yield Bond Index	4.38	5.31	4.30
Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)	2.26	4.25	4.39
Lipper High Yield Municipal Debt Funds Average	1.01	4.58	3.53

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Muni High Income Fund (Class A shares) with a similar investment in the Bloomberg Barclays Municipal Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (April 30, 2007) and the account values at the end of the current fiscal year (April 30, 2017) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class B, Class C, and Class Z shares will vary due to the differing charges and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

Prudential Muni High Income Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.50%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal High Yield Bond Index—The Bloomberg Barclays Municipal High Yield Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed.

Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%)—This is a custom blend of the Bloomberg Barclays Municipal Bond Index (50%) and the Bloomberg Barclays Municipal High Yield Bond Index (50%).

Lipper High Yield Municipal Debt Funds Average—The Lipper High Yield Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Municipal Debt Funds universe for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Distribution and Yields as of 4/30/17
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			39.6 (%)	43.4 (%)		39.6 (%)	43.4 (%)
Class A	0.41	2.87	4.75	5.07	2.87	4.75	5.07
Class B	0.38	2.74	4.54	4.84	2.74	4.54	4.84
Class C	0.33	2.24	3.71	3.96	2.24	3.71	3.96
Class Z	0.44	3.24	5.36	5.72	3.24	5.36	5.72

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

***Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Credit Quality expressed as a percentage of total investments as of 4/30/17 (%)
AAA	7.5
AA	9.4
A	19.3
BBB	31.9
BB	9.5
B	8.4
CCC	1.1
CC	0.3
Not Rated	12.0
Cash/Cash Equivalents	0.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Prudential Muni High Income Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential Muni High Income Fund’s Class A shares returned 0.73% for the 12-month period that ended April 30, 2017, outperforming the 0.14% return of the Bloomberg Barclays Municipal Bond Index. The Fund underperformed the 4.38% return of the Bloomberg Barclays Municipal High Yield Bond Index and the 2.26% return of the Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%).* The Fund also underperformed the 1.01% return of the Lipper High Yield Municipal Debt Funds Average.

What were conditions like in the municipal bond market?

•

Municipal securities exhibited solid performance during the first half of the reporting period as supply was manageable and mutual funds experienced steady inflows. However, the market tone changed dramatically following the Presidential election. The Trump victory caught the market off guard and interest rates surged as expectations rose regarding fiscal stimulus and inflationary pressures. For several weeks following the election, municipal bonds underperformed Treasury bonds as mutual fund outflows accelerated. By the end of the reporting period mutual fund outflows abated as interest rates stabilized. For the full reporting period, municipal bonds outperformed Treasury bonds across the yield curve.

•

During the reporting period the Federal Reserve hiked rates twice with a 25-basis point (bp) increase in December and March. A basis point is one hundredth of a percentage point. However, given the concerns regarding global growth, the path to higher rates is expected to be gradual. The municipal yield curve was largely unchanged during the reporting period.

•

As the low-rate environment continued for most of the reporting period, refunding volume outpaced new money issuance. In a refunding deal, an issuer reduces its interest expense by redeeming outstanding bonds and issuing new bonds at a lower interest rate.

•

On the credit front, investors absorbed the news flow out of Puerto Rico as credit deterioration continued. Roughly midway through the reporting period, President Obama signed into law the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) and appointed seven members to a bi-partisan federal oversight board which will have broad fiscal oversight over the Commonwealth. By the end of the reporting period, a new Governor was sworn in and the oversight board had approved the Commonwealth’s fiscal plan. On May 3rd, 2017 Puerto Rico filed for bankruptcy protection under Title III of PROMESA. With over $70 billion in outstanding debt, this constitutes the largest municipal bankruptcy in history. However, as this was largely anticipated by market participants, Puerto Rico credits have remained largely unchanged

*The Bloomberg Barclays Municipal Bond Index (50%) / Bloomberg Barclays Municipal High Yield Bond Index (50%) is used for the purposes of discussing the Fund’s relative performance with respect to sector weightings, credit ratings, and security selection.

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immediately after this announcement and the remainder of the municipal bond market shows no sign of contagion. Fund management continues to remain underweight these credits as they view improvement in underlying economic fundamentals as lacking, which they believe is the key to credit improvement. PGIM Fixed Income will continue to monitor financial and economic data releases as well as trading levels and transact accordingly.

•

In general, state and local governments continued to generate higher revenues through increased tax receipts, which provided for timely balanced budgets. Unfunded retiree obligations remain a broader long-term issue, with the states of Illinois and New Jersey, and the city of Chicago, at the forefront of this concern.

What worked?

•	An overweight versus the Index in health care bonds, which outperformed during the reporting period, contributed favorably to performance.

•	The Fund’s overweight in Chicago General Obligation bonds versus the Index added to performance as spreads (yield differentials) narrowed during the reporting period.

•

The Fund’s overweight in pre-refunded bonds had a positive impact as this more defensive posture outperformed. The Fund’s management team believes these positions provide an additional source of liquidity for the Fund. A pre-refunded municipal bond is a bond that the issuer decided to redeem from the bondholder before its maturity date.

What didn’t work?

•

The Fund’s longer duration versus the Index detracted from performance as interest rates rose during the reporting period. Duration is a measure of a bond’s price sensitivity to changes in interest rates.

•	The Fund’s curve positioning versus the Index detracted from performance as the long end of the yield curve (longer-term interest rates) outperformed the intermediate part of the curve.

•	The Fund’s underweight in Puerto Rico bonds detracted from performance as spreads narrowed during the reporting period.

Current outlook

Looking ahead, while municipal market technicals typically weaken at the start of the second quarter, the market is better positioned this year as a stable rate environment should be supportive of mutual fund flows. Any supply-driven cheapening should present attractive buying opportunities. The problem credits that have dominated the municipal market headlines in recent years have not been resolved. However, PGIM Fixed Income continues to believe that these credit stories, regardless of the outcomes, do not pose a systemic risk to the broader municipal market.

Prudential Muni High Income Fund	9

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

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paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Muni High Income Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$991.60	0.88%	$4.35
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class B	Actual	$1,000.00	$990.50	1.13%	$5.58
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
Class C	Actual	$1,000.00	$988.10	1.63%	$8.03
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class Z	Actual	$1,000.00	$993.10	0.63%	$3.11
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ended April 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Muni High Income Fund	11

Schedule of Investments

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.2%

Alabama 1.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$555,740
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	563,225
Lower Alabama Gas Dist. Rev., Ser. A	5.000	09/01/46	4,500	5,369,220
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800	05/01/34	1,000	1,108,710
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250	11/01/33	1,750	1,930,337

				9,527,232

Alaska 0.5%
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 05/01/17)	0.860(c)	10/01/25	4,275	4,275,000

Arizona 3.8%
Arizona Indl. Dev. Auth. Rev., Basis Schs. Proj., Ser. A, Rfgd., 144A	5.375	07/01/50	1,000	1,024,740
Maricopa Cnty. Indl. Dev. Auth. Rev., Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,077,420
Maricopa Cnty. Indl. Dev. Auth. Rev., Paradise Schs. Projs. Parago, Rfdg., 144A	5.000	07/01/47	1,000	997,990
Maricopa Cnty. Indl. Dev. Auth. Rev., Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,032,630
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co. Proj., Ser. B, Rfdg.	7.250	04/01/40	1,500	1,655,250
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,005,260
Phoenix City Indl. Dev. Auth. Rev., Basis Schs., Rfdg., 144A	5.000	07/01/45	1,000	1,005,930
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,366,078
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,119,550
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000	12/01/32	4,890	5,631,568
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000	12/01/37	9,315	10,872,002
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,056,120

				31,844,538

See Notes to Financial Statements.

Prudential Muni High Income Fund	13

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California 10.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125%	07/01/41	775	$848,927
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.250(c)	06/01/21	2,855	2,887,147
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS	5.450(c)	06/01/28	4,500	4,563,225
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS, Ser. B	5.100(c)	06/01/28	1,750	1,749,912
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750	07/01/39	1,770	1,913,281
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500	11/15/40	750	860,033
California Mun. Fin. Auth. Rev., American Heritage Ed., Ser. A, Rfdg.	5.000	06/01/46	750	785,108
California Mun. Fin. Auth. Rev., Univ. of La Verne, Ser. A, Rfdg..	4.000	06/01/47	1,000	987,890
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	500	544,890
California St., GO	4.000	08/01/46	1,000	1,027,240
California St., GO, Var. Purp.	5.500	11/01/39	1,000	1,098,490
California St., GO, Var. Purp.	6.000	04/01/38	3,500	3,830,190
California St., GO, Var. Purp.	6.000	11/01/39	1,500	1,680,345
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,125,820
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1 (Prerefunded 10/01/19)(mm)	5.750	10/01/30	750	833,985
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1 (Prerefunded 11/01/19)(mm)	6.375	11/01/34	750	848,408
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	750	777,968
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, Rfdg., 144A	5.000	07/01/51	1,000	1,030,370
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000	07/01/45	650	676,494
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250	11/01/44	750	762,315
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,000	2,137,080
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250	12/01/44	1,000	1,067,610
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	3,500	3,750,075

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%		12/01/46	5,000	$5,294,850
California Statewide Cmntys. Dev. Auth. Rev., Sch. Facs., Aspire Pub. Sch. (Prerefunded 01/01/19)(mm)	6.000		07/01/30	995	1,076,550
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250		11/15/41	500	551,210
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000		09/01/34	500	535,785
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., 1st Sub., Ser. B, CABS	6.720	(t)	06/01/47	10,000	1,370,400
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500		06/01/27	805	807,673
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750		06/01/47	12,490	12,518,602
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1, Rfdg.	5.750		06/01/47	775	778,457
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS	5.300	(c)	06/01/37	5,000	5,058,400
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000		09/01/44	1,000	1,089,250
Lincoln CA Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub., Ser. B	6.000		09/02/27	1,000	1,118,260
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000		11/15/35	3,510	4,087,395
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500		11/15/37	685	850,037
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500		11/01/39	2,060	2,857,611
M-S-R Energy Auth. Calif. Rev., Ser. A	7.000		11/01/34	1,650	2,312,788
Palomar Pomerado Healthcare Dist. Calif., COP	6.000		11/01/41	1,800	1,954,656
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125		05/01/31	1,000	1,092,140
Riverside Cnty. CA Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250		11/01/45	1,000	1,150,030
Riverside Cnty. CA Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500		10/01/40	2,000	2,355,360
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	7.500		12/01/41	1,000	1,164,120
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	8.000		12/01/26	500	620,950
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000		05/01/25	1,000	1,115,970
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Village of Sendero	5.625		09/01/36	675	744,741
South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000		09/01/36	500	551,080

See Notes to Financial Statements.

Prudential Muni High Income Fund	15

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A-1	4.750%	06/01/23	3,945	$3,955,178

				90,798,296

Colorado 2.8%
Colorado Edl. & Cultural Facs. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	992,410
Colorado Edl. & Cultural Facs. Auth. Rev., Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	879,761
Colorado Edl. & Cultural Facs. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375	07/01/44	1,350	1,390,351
Colorado Edl. & Cultural Facs. Auth. Rev., Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,326,852
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.000	01/01/37	1,250	1,286,800
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	567,133
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,338,312
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,532,975
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125	05/15/37	1,240	1,242,542
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250	05/15/42	2,500	2,505,275
Denver Convention Ctr. Htl. Auth. Rev., Sr. Bonds, Rfdg.	5.000	12/01/40	650	712,186
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,087,500
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,602,480
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,019,580
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500	11/15/38	4,000	5,484,800

				23,968,957

Connecticut 0.4%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375	07/01/41	1,250	1,353,375
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Ser. A	7.875	04/01/39	2,000	2,231,160

				3,584,535

Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev., Aspira Chrt. Sch., Ser. A	5.000	06/01/46	1,000	1,000,170

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Delaware (cont’d.)
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000%	09/01/46	500	$514,255
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000	07/01/32	1,375	1,438,016

				2,952,441

District of Columbia 1.2%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,578,575
Dist. of Columbia, Rev., Gallaudet Univ.	5.500	04/01/34	400	445,664
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000	07/01/43	850	977,729
Dist. of Columbia, Rev., Kipp Chrt. Sch., Rfdg.	6.000	07/01/48	725	831,764
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,619,725
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250	10/01/27	1,500	1,574,580

				10,028,037

Florida 8.0%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125	05/01/43	2,825	2,830,057
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,658,910
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	2,125	2,241,599
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Coastal, Ser. A-1	5.000	06/01/19	1,250	1,347,588
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,155,770
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,116,960
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, Rfdg., 144A	8.125	05/15/44	2,000	2,279,540
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625	04/01/43	500	554,985
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,133,840
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,189,840
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,794,397
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/26	500	523,330
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/36	4,700	4,843,162

See Notes to Financial Statements.

Prudential Muni High Income Fund	17

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B, Rmkt. (Prerefunded 08/15/19)(mm)	8.000%	08/15/32	1,000	$1,164,140
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric, Ser. A, Rmkt., Rfdg.	5.650	05/15/18	1,000	1,044,110
Indigo Cmnty. Dev. Dist. Cap. Impvt. Spl. Assmt.^(d)(g)	5.750	05/01/36	935	448,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300	05/01/37	3,000	2,731,230
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875	05/01/45	1,000	1,000,060
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	504,590
Lakewood Ranch Stewardship Dist., Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,012,740
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	248,890
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,500	1,501,605
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950	12/15/21	1,750	1,793,942
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200	12/15/25	1,000	1,024,370
Miami-Dade Cnty. Hlth. Facs. Auth. Rev., Nicklaus Childrens Hosp., Rfdg.	4.000	08/01/47	1,500	1,473,600
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,076,188
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000	10/01/42	2,000	2,097,100
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750	10/01/43	1,500	1,649,190
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	546,815
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,182,200
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625	07/01/39	1,000	1,065,500
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Rfdg.	5.250	10/01/34	1,250	1,348,188
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250	04/01/39	1,910	2,051,607
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A, Rfdg. (Prerefunded 08/01/20)(mm)	6.000	08/01/45	1,000	1,148,810

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A, Rfdg. (Prerefunded 11/15/19)(mm)	6.500%	11/15/39	1,500	$1,698,750
Tallahassee Hlth. Facs. Mem. Rev. , Ser. A	5.000	12/01/55	1,000	1,057,150
Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,975	1,947,034
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,185	2,420,674
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt.	7.000	05/01/41	800	925,408
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,170	2,391,362
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	5.125	05/01/43	1,155	1,232,339
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	6.000	05/01/44	1,000	1,133,020
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt.	4.500	05/01/45	1,475	1,479,617
Village Cmnty. Dev. Dist. No.12. Fla. Spl. Assmt.	3.875	05/01/47	3,000	2,617,080

				67,686,087

Georgia 0.9%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	547,110
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. - Vogtle Proj., Ser. B, Rfdg.	5.500	01/01/33	1,000	1,025,780
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,355,020
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150	02/01/20	1,000	1,094,440
Marietta Dev. Auth. Rev., Life Univ., Rfdg.	7.000	06/15/39	1,000	1,023,410
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,611,495

				7,657,255

Guam 0.2%
Guam Govt., Ser. A, GO (Prerefunded 11/15/19)(mm)	7.000	11/15/39	1,000	1,146,640
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/35	500	537,670

				1,684,310

Hawaii 0.8%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A, Rfdg.	5.500	07/01/40	1,000	1,075,130
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750	07/01/40	500	542,270
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Prerefunded 11/15/19)(mm)	9.000	11/15/44	1,000	1,194,740
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500	07/01/43	2,500	2,807,825
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500	07/01/39	1,000	1,081,580

				6,701,545

See Notes to Financial Statements.

Prudential Muni High Income Fund	19

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Idaho 0.3%
Idaho Hlth. Facs. Auth. Rev., Madison Mem. Hosp., Rfdg.	5.000%	09/01/37	1,000	$1,068,010
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750	11/01/37	1,000	1,068,840

				2,136,850

Illinois 10.3%
Chicago Brd. of Edu., GO, Ser. A., Rfdg.	7.000	12/01/44	2,000	1,928,980
Chicago Brd. of Edu., Spl. Tax	6.000	04/01/46	1,500	1,548,600
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C (Prerefunded 01/01/21)(mm)	6.500	01/01/41	1,000	1,187,580
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,666,785
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,027,240
Chicago O’Hare Int’l. Arpt. Rev., Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,063,030
Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,361,950
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	760,673
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	5,790	5,782,589
Chicago, IL, GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	2,999,760
Chicago, IL, GO, Ser. A	5.500	01/01/39	1,500	1,496,100
Chicago, IL, GO, Ser. A, Rfdg.	5.000	01/01/34	3,600	3,454,200
Chicago, IL, GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,613,575
Chicago, IL, GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,002,720
Chicago, IL, GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,364,250
Chicago, IL Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,576,933
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B, Rfdg.	5.500	11/01/39	1,500	1,643,655
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,000	1,036,560
Illinois Fin. Auth. Rev., Illinois Inst. of Tech., Ser. A, Rfdg.	5.000	04/01/36	5,000	4,793,100
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A, Rfdg.	6.000	08/15/39	1,500	1,648,245
Illinois Fin. Auth. Rev., Presence Health Netw., Ser. C, Rfdg.	4.000	02/15/41	6,000	5,268,840
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Prerefunded 05/01/20)(mm)	6.000	05/01/28	1,500	1,710,675
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A (Prerefunded 08/15/19)(mm)	7.750	08/15/34	10	11,483

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A, Rfdg. (Prerefunded 08/15/19)(mm)	7.750%	08/15/34	990	$1,136,777
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Prerefunded 11/01/18)(mm)	7.250	11/01/38	3,405	3,723,504
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs. (Prerefunded 08/15/19)(mm)	7.000	08/15/44	3,000	3,396,150
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A, Rfdg. (Prerefunded 02/15/20)(mm)	6.000	08/15/38	1,500	1,695,780
Illinois St., GO	4.000	06/01/36	3,000	2,630,250
Illinois St., GO	5.000	03/01/36	1,800	1,799,874
Illinois St., GO	5.000	05/01/36	2,000	1,999,980
Illinois St., GO	5.000	02/01/39	1,500	1,497,915
Illinois St., GO	5.000	05/01/39	1,000	998,670
Illinois St., GO, Rfdg.	5.000	08/01/25	1,000	1,035,030
Illinois St., GO, Rfdg., AGM	4.000	02/01/31	500	503,195
Railsplitter Tob. Settlement Auth. Rev.	6.000	06/01/28	2,250	2,559,577
Regl. Transn. Auth. Rev., Ser. A	4.000	06/01/38	4,015	4,069,965
Regl. Transn. Auth. Rev., Ser. A	4.000	06/01/39	3,015	3,049,341
Springfield, IL, Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,514,025

				86,557,556

Indiana 1.1%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A(g)	7.000	10/01/39	1,000	987,680
Indiana St. Fin. Auth. Rev., Franciscan Alliance Inc., Ser. A	4.000	11/01/51	2,500	2,457,650
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A	5.750	01/01/38	815	870,942
Indianapolis Loc. Pub. Impt. Bank Rev., Wtrwks Proj., Ser. A (Prerefunded 01/01/19)(mm)	5.750	01/01/38	185	199,589
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	5.875	01/01/24	900	1,001,565
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,791,765
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Prerefunded 09/01/21)(mm)	7.750	09/01/31	1,500	1,892,550

				9,201,741

Iowa 1.4%
Ames, IA Hosp. Rev, Mary Greeley Med. Ctr. (Prerefunded 06/15/20)(mm)	5.250	06/15/36	1,000	1,121,190
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000	12/01/19	420	429,853

See Notes to Financial Statements.

Prudential Muni High Income Fund	21

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Iowa (cont’d.)
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.250%	12/01/25	4,600	$4,652,348
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.500	12/01/22	5,600	5,694,472

				11,897,863

Kansas 0.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth., Rfdg.	5.750	11/15/38	1,000	1,094,230

Kentucky 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375	06/01/40	3,500	3,888,850
Kentucky Econ. Dev. Fin. Auth. Telecom. Rev., Sr., Next Gen. Info., Ser. A	5.000	01/01/45	1,000	1,054,390
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	539,750
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	537,195

				6,020,185

Louisiana 0.7%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,139,010
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000	10/01/44	2,000	2,236,040
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,074,540
New Orleans Sewerage Serv. Rev.	5.000	06/01/45	500	542,530
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,094,760

				6,086,880

Maine 0.6%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., E. Maine Healthcare, Ser. A	4.000	07/01/46	3,000	2,509,620
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,262,840

				4,772,460

Maryland 1.7%
Anne Arundel Cnty. Tax Alloc., Vlg. South Waugh Chapel Proj.	6.250	07/01/40	2,000	2,066,120

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Maryland (cont’d.)
Frederick Cnty. MD Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B	7.125%	07/01/43	2,000	$2,183,080
Frederick Cnty. MD Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,615	4,755,850
Howard Cnty., MD Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,450,615
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200	09/01/22	1,000	1,092,970
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg. (Prerefunded 01/01/21)(mm)	6.250	01/01/41	1,500	1,762,620
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth. (Prerefunded 07/01/21)(mm)	6.000	07/01/41	600	713,148

				14,024,403

Massachusetts 1.2%
Massachusetts St. Dev. Fin. Agcy. Rev., S. Shore Hosp., Ser. E, Rfdg.	4.000	07/01/36	1,500	1,503,360
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS International Chrt. Sch., Rfdg.	5.000	04/15/40	1,250	1,312,762
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250	01/01/32	2,000	2,332,260
Massachusetts St. Dev. Fin. Agcy. Rev., UMass Mem. Healthcare, Rfdg.	5.000	07/01/38	2,130	2,337,015
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000	07/01/32	3,000	3,015,750

				10,501,147

Michigan 2.3%
Michigan Fin. Auth. Rev., Henry Ford Hlth., Rfdg.	4.000	11/15/46	4,000	3,925,040
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000	07/01/35	500	542,165
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser. C-1	5.000	07/01/44	1,000	1,062,120
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375	10/15/41	750	840,165
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth. (Prerefunded 11/15/19)(mm)	5.750	11/15/39	1,000	1,114,270
Michigan St. Strategic Fund Rev., Var. Detroit Ed., Rmkt., Rfdg.	5.625	07/01/20	1,000	1,117,830
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	1,600	1,658,784

See Notes to Financial Statements.

Prudential Muni High Income Fund	23

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V, Rfdg. (Prerefunded 09/01/18)(mm)	8.250%		09/01/39	2,150	$2,357,260
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W, Rfdg. (Prerefunded 08/01/19)(mm)	6.000		08/01/39	1,000	1,107,750
Star Intl. Academy Rev., Pub. Sch. Academy, Rfdg.	5.000		03/01/33	2,000	2,022,840
Summit Academy Rev., Rfdg.	6.250		11/01/25	1,910	1,912,578
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000		12/01/28	1,500	1,644,030

					19,304,832

Minnesota 0.5%
Hugo, MN Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000		07/01/44	1,250	1,242,550
St. Cloud, MN Rev., Centracare Hlth., Ser. A, Rfdg.	4.000		05/01/37	1,250	1,294,013
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg.	5.000		11/15/44	1,000	1,056,200
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500		10/01/37	1,000	861,650

					4,454,413

Mississippi 0.3%
Mississippi St. Bus. Fin. Comm. Gulf Opp. Zone, Var. Rev., Chevron USA, Inc. Proj., Ser. F, FRDD (Mandatory put date 05/01/17)	0.880	(c)	11/01/35	500	500,000
Mississippi St. Bus. Fin. Comm. Gulf Opp. Zone, Var. Rev., Chevron USA, Inc. Proj., Ser. G, FRDD (Mandatory put date 05/01/07)	0.890	(c)	11/01/35	1,290	1,290,000
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj. Rev., Ser. A	6.500		09/01/32	1,000	1,057,700

					2,847,700

Missouri 2.0%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000		02/15/35	1,000	1,083,070
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875		11/01/39	1,500	1,543,815
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000		01/01/45	2,010	2,039,145
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000		02/01/41	1,000	1,095,380

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Missouri (cont’d.)
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%	02/01/44	4,000	$4,198,320
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Svcs., Ser. A	5.000	02/01/46	1,000	1,052,060
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis Clg. Pharmacy, Ser. B	5.000	05/01/45	1,500	1,562,505
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750	12/01/42	2,100	2,152,752
St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,116,500
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	989,590

				16,833,137

Nevada 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000	08/01/23	1,430	1,435,248
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	980,800

				2,416,048

New Jersey 8.1%
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT, Rfdg.	5.750	09/15/27	1,530	1,663,018
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,409,700
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	2,150	2,221,853
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125	09/15/23	5,000	5,327,500
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,521,997
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375	01/01/43	1,390	1,541,343
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000	01/01/48	1,000	1,049,290
New Jersey Econ. Dev. Auth. Rev., Ser. AAA,	5.000	06/15/41	2,000	2,001,400
New Jersey Econ. Dev. Auth. Rev., Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,606,515
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250	06/15/40	1,250	1,273,937
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,851,623

See Notes to Financial Statements.

Prudential Muni High Income Fund	25

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	$1,545,375
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,131,889
New Jersey Econ. Dev. Auth. Rev., United Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,184,420
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp. (Prerefunded 07/01/21)(mm)	6.000	07/01/41	500	594,960
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	4.000	07/01/41	1,500	1,517,970
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg. (Prerefunded 07/01/21)(mm)	5.625	07/01/37	1,000	1,171,180
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Ser. A, Rfdg.	5.000	07/01/39	1,000	1,104,400
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,660,305
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Joseph’s Healthcare Sys. Oblig., Rfdg.	4.000	07/01/48	1,500	1,402,890
New Jersey Healthcare Facs. Fin. Auth. Rev., University Hosp., Ser. A, AGM, Rfdg.	5.000	07/01/46	1,500	1,619,925
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750	07/01/33	2,000	2,174,880
New Jersey Hlth. Care Facs. Fin. Auth. Rev., Hackensack Meridian Hlth., Rfgd.	4.000	07/01/52	1,000	986,240
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry Rev., Ser. B, Rfdg. (Prerefunded 06/01/19)(mm)	7.500	12/01/32	1,000	1,133,120
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Fed. Hwy. Reimbursement Nts., Ser. A1	5.000	06/15/28	1,250	1,339,200
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. A	5.875	12/15/38	2,000	2,107,120
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,200,720
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev., Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,027,170
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000	11/01/39	750	804,765
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.625	06/01/26	6,030	6,042,181
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.750	06/01/34	3,000	2,920,080
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	5.000	06/01/41	8,610	8,416,189

				68,553,155

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

New York 4.7%
Brooklyn Arena Loc. Dev. Corp. Rev., Barclays Ctr. Proj. (Prerefunded 01/15/20)(mm)	6.375%		07/15/43	1,250	$1,422,463
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000		01/01/35	1,000	1,055,730
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 1st Sub., Ser. B, CABS	6.810	(t)	06/01/47	5,000	665,550
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev., Asset Bkd., 2nd Sub., Ser. C, CABS	7.360	(t)	06/01/50	4,000	365,840
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. A	5.000		01/01/56	2,105	2,083,508
Glen Cove Loc. Econ. Asst. Corp. Rev., Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	5.220	(t)	01/01/55	1,000	731,310
Nassau Cnty. Tob. Settlement Corp. Rev., Asset Bkd., Sr., Ser. A-3	5.125		06/01/46	2,250	2,166,322
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750		11/15/51	1,750	1,992,200
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000		11/15/44	5,000	5,306,150
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A (Prerefunded 07/01/20)(mm)	6.000		07/01/40	1,000	1,146,380
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg.	5.000		12/01/37	200	215,260
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000		12/01/45	1,000	1,064,240
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000		07/01/41	3,000	2,889,420
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000		07/01/46	2,000	1,902,300
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.250		01/01/50	9,250	10,023,855
Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Prerefunded 07/01/22)(mm)	5.000		07/01/42	1,000	1,171,470
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000		12/01/20	500	547,995
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000		12/01/42	2,500	2,806,950
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000		06/01/41	2,000	2,167,420

					39,724,363

See Notes to Financial Statements.

Prudential Muni High Income Fund	27

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

North Carolina 0.6%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	$780,300
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,017,330
North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,353,113
Univ. North Carolina at Chapel Hill Rev.	4.000	02/01/46	1,500	1,523,160

				4,673,903

North Dakota 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Prerefunded 07/01/21)(mm)	5.000	07/01/35	750	857,468

Ohio 3.4%
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.125	06/01/24	4,620	4,435,339
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,995	2,875,290
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	6,500	6,191,250
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	4,655	4,474,619
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	2,425	2,431,596
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,027,380
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,364,112
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg.	6.250	12/01/34	600	677,994
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000	11/15/41	750	863,902
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500	11/15/37	875	1,029,901
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,285,284
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,054,800

				28,711,467

Oklahoma 0.7%
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000	02/15/42	1,500	1,603,965

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Oklahoma (cont’d.)
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Rfdg.	5.250%	11/15/45	1,000	$1,064,140
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A, Rfdg. (Prerefunded 05/01/20)(mm)	7.125	11/01/30	1,000	1,169,370
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000	06/01/35	1,250	1,318,388
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, Ser. A, AMT, Rfdg.	5.500	06/01/35	1,000	1,052,780

				6,208,643

Oregon 0.3%
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,062,790
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,076,180

				2,138,970

Pennsylvania 7.0%
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj. (Prerefunded 07/01/19)(mm)	7.250	07/01/39	1,000	1,127,860
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	3,012,336
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,023,620
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,012,100
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	6.125	01/01/45	2,000	2,078,600
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran, Rfdg. (Prerefunded 01/01/19)(mm)	6.375	01/01/39	900	979,506
Doylestown Hosp. Auth. Rev., Doylestown Hosp., Ser. A, Rfdg.	5.000	07/01/46	2,155	2,271,585
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000	07/01/46	1,000	1,037,760
Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,563,129
Lancaster Cnty. Hosp. Auth. Rev., Brethren Vlg. Proj., Rfdg.	5.250	07/01/41	1,000	1,057,280
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,117,560

See Notes to Financial Statements.

Prudential Muni High Income Fund	29

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Pennsylvania (cont’d.)
Pennsylvania Econ. Dev. Fin. Auth. Rev., Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250%		01/01/32	750	$797,648
Pennsylvania Econ. Dev. Fin. Auth. Rev., US Airways Grp., Ser. B, Gty. Agmt.	8.000		05/01/29	490	550,236
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000		12/01/41	5,170	5,701,528
Pennsylvania Tpk. Commn. Rev., Ser. A-1	5.000		12/01/46	3,950	4,346,461
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500		12/01/42	1,500	1,725,435
Pennsylvania Tpk. Commn. Rev., Sub., Ser. A	5.500		12/01/46	1,740	1,995,432
Pennsylvania Tpk. Commn. Rev., Sub., Ser A-1	5.000		12/01/46	2,000	2,157,720
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250		06/15/43	2,000	2,304,500
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625		06/01/50	3,000	3,087,630
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625		12/15/41	2,000	2,210,760
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625		12/15/41	1,000	1,091,100
Philadelphia Auth. for Indl. Dev. Rev., Thomas Jefferson Univ., Rfdg.	5.000		09/01/47	1,500	1,643,985
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625		07/01/42	6,750	7,214,130
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000		07/01/34	4,275	4,282,823
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500		07/01/30	500	501,350
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500		07/01/26	750	752,520
Susquehanna Area Regl. Arpt. Auth., Arpt. Sys. Rev., Ser. A, AMT	6.500		01/01/38	1,500	1,535,040

					59,179,634

Puerto Rico 1.2%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750		07/01/37	1,350	1,100,263
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000		07/01/47	1,125	916,886
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(d)	8.000		07/01/35	5,200	3,302,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A	6.750		07/01/36	2,000	1,425,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250		07/01/40	2,000	1,412,500
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	13.850	(t)	08/01/33	5,000	566,450

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%	08/01/39	1,500	$500,625
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750	08/01/37	1,000	333,750
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000	08/01/42	2,150	749,813

				10,307,287

Rhode Island 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A (Prerefunded 05/15/19)(mm)	7.000	05/15/39	2,000	2,239,000
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000	06/01/40	600	634,728

				2,873,728

South Carolina 0.5%
South Carolina Prt. Auth. Rev, AMT	4.000	07/01/45	1,500	1,518,735
South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250	12/01/55	2,500	2,701,725

				4,220,460

South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,655	1,783,246

Tennessee 1.4%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125	12/01/42	2,000	1,921,420
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250	01/01/45	2,000	2,094,660
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/17)(mm)	6.750	07/01/17	2,000	2,018,640
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, Rfdg.	6.000	07/01/38	1,000	1,089,530
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000	07/01/37	850	883,694
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	5.000	07/01/46	1,000	1,104,400

See Notes to Financial Statements.

Prudential Muni High Income Fund	31

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Tennessee (cont’d.)
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%	12/01/42	1,100	$1,112,683
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,123,880

				11,348,907

Texas 10.3%
Arlington Higher Edu. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	971,492
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750	01/01/34	1,000	997,360
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,329,613
Board of Managers Jt., Guadalupe Cnt., City of Seguin Hosp. Rev., Rfdg.	5.000	12/01/45	500	508,430
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.^(d)(g)	5.400	05/01/29	2,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.^(d)(g)	8.250	10/01/30	3,000	—
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.^(d)(g)	5.400	10/01/29	1,000	—
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125	04/01/45	2,050	2,266,419
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/20)(mm)	5.750	01/01/25	1,000	1,117,160
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/21)(mm)	6.000	01/01/41	2,000	2,329,940
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,100,570
Central Tex. Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000	01/01/41	1,000	984,890
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000	08/15/42	1,000	1,029,440
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750	08/15/41	1,000	1,075,350
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000	08/15/43	1,000	1,137,110
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000	02/15/38	2,000	2,063,400
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125	12/01/40	3,000	3,298,620
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,436,609
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,181,900
Harris Cnty. Cultural Edu. Facs. Fin. Corp. Rev., Houston Methodist Hosp. Oblig.	4.000	12/01/45	1,500	1,515,480
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000	07/15/35	2,000	2,103,660

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625%	07/15/38	1,500	$1,654,545
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,082,690
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	276,295
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,299,575
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500	05/15/31	465	531,351
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A, (Prerefunded 05/15/21)(mm)	6.500	05/15/31	535	642,647
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,220,830
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A (Prerefunded 08/15/19)(mm)	6.375	08/15/44	1,000	1,116,710
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(mm)	7.500	08/15/41	2,000	2,283,260
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,041,250
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,874,250
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt., Rfdg.	6.300	11/01/29	1,000	1,115,220
New Hope Cultural Ed. Facs. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj., Ser. A	5.000	04/01/47	1,000	1,045,870
New Hope Cultural Ed. Facs. Corp. Rev., Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000	08/15/46	2,000	1,973,520
New Hope Cultural Ed. Facs. Corp. Rev., MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,164,789
New Hope Cultural Ed. Facs. Corp. Rev., Westminster Manor Proj., Rfdg.	4.000	11/01/36	1,250	1,152,575
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000	01/01/38	2,000	2,289,680
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg.	5.750	01/01/40	450	462,695
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg.	6.250	01/01/39	195	209,551
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg. (Prerefunded 01/01/19)(mm)	6.250	01/01/39	1,305	1,417,582
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000	01/01/38	2,000	2,035,660
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.500	08/15/39	175	187,843

See Notes to Financial Statements.

Prudential Muni High Income Fund	33

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/19)(mm)	6.500%		08/15/39	825	$924,421
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000		08/15/46	1,000	979,300
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B^(d)(g)	6.150		08/01/22	1,000	—
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Prerefunded 08/15/20)(mm)	6.700		08/15/40	1,000	1,174,410
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000		11/15/40	1,100	1,132,351
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Ser. A, Rfdg.	4.000		11/15/42	2,750	2,795,952
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj., Ser. A	5.500		11/15/45	1,900	1,961,370
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Hlth. Resources Sys. Oblig., Ser. A, Rfdg.	4.000		02/15/47	2,000	1,989,680
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000		10/01/44	1,000	1,046,650
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250		12/15/26	4,100	4,825,208
Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. B	1.458	(c)	12/15/26	1,500	1,377,300
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, Blueridge Transn., AMT	5.000		12/31/50	1,930	2,053,983
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, LBJ Infrastructure	7.000		06/30/40	4,670	5,292,184
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners	6.875		12/31/39	2,000	2,251,900
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750		06/30/43	500	576,465
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000		12/31/38	1,500	1,709,130
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/20)(mm)	6.200		02/15/40	1,000	1,131,860

					86,747,995

Utah 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000		07/01/47	1,100	1,236,169
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000		04/15/45	1,000	1,033,600

					2,269,769

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400%		05/01/33	1,100	$1,150,017

Virginia 1.5%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	4.360	(t)	07/15/40	1,000	782,700
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875		03/01/36	1,250	1,377,187
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250		01/01/32	2,055	2,219,236
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500		01/01/42	3,000	3,274,320
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000		01/01/40	4,780	4,984,823

					12,638,266

Washington 1.6%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000		04/01/30	1,000	1,071,210
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750		12/01/35	625	679,756
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A, Rfdg.	5.000		12/01/37	3,000	3,112,350
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250		06/01/32	1,160	1,275,246
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Prerefunded 12/01/21)(mm)	5.000		12/01/42	1,000	1,158,810
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000		07/01/38	1,100	1,208,966
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.500		07/01/30	1,115	1,223,612
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp. (Prerefunded 10/01/19)(mm)	5.625		10/01/38	1,250	1,382,263
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375		01/01/44	2,000	2,259,920

					13,372,133

West Virginia 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., AMT, Rfdg.	2.875		12/15/26	940	899,138

Wisconsin 1.3%
Pub. Fin. Auth. Arpt. Facs. Rev., Bancroft Neurohealth Proj., Ser. A, 144A	5.125		06/01/48	1,000	972,060

See Notes to Financial Statements.

Prudential Muni High Income Fund	35

Schedule of Investments (continued)

as of April 30, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS (Continued)

Wisconsin (cont’d.)
Pub. Fin. Auth. Arpt. Facs. Rev., Celanese Proj., Ser. C, AMT, Rfdg.	4.300%	11/01/30	3,000	$3,017,610
Pub. Fin. Auth. Arpt. Facs. Rev., Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	910,600
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,539,405
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,073,800
Wisconsin Hlth. & Ed. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000	11/15/46	2,500	2,505,600
Wisconsin Hlth. & Ed. Facs. Auth. Rev., St. Johns Cmntys., Inc., Ser. B, Rfdg.	5.000	09/15/45	500	518,330

				10,537,405

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750	07/15/39	500	537,000

TOTAL INVESTMENTS 98.2% (cost $795,613,587)				827,590,632
Other assets in excess of liabilities 1.8%				15,170,614

NET ASSETS 100.0%				$842,761,246

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

PCR—Pollution Control Revenue

#	Principal amount shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

36

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1,436,480 is approximately 0.2% of net assets.
(mm)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(t)	Represents zero coupon or step bond. Rate quoted represents effective yield at April 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$9,527,232	$—
Alaska	—	4,275,000	—
Arizona	—	31,844,538	—
California	—	90,798,296	—
Colorado	—	23,968,957	—
Connecticut	—	3,584,535	—
Delaware	—	2,952,441	—
District of Columbia	—	10,028,037	—
Florida	—	67,237,287	448,800
Georgia	—	7,657,255	—
Guam	—	1,684,310	—
Hawaii	—	6,701,545	—
Idaho	—	2,136,850	—
Illinois	—	86,557,556	—
Indiana	—	9,201,741	—
Iowa	—	11,897,863	—
Kansas	—	1,094,230	—
Kentucky	—	6,020,185	—

See Notes to Financial Statements.

Prudential Muni High Income Fund	37

Schedule of Investments (continued)

as of April 30, 2017

	Level 1	Level 2	Level 3
Municipal Bonds (continued)
Louisiana	$—	$6,086,880	$—
Maine	—	4,772,460	—
Maryland	—	14,024,403	—
Massachusetts	—	10,501,147	—
Michigan	—	19,304,832	—
Minnesota	—	4,454,413	—
Mississippi	—	2,847,700	—
Missouri	—	16,833,137	—
Nevada	—	2,416,048	—
New Jersey	—	68,553,155	—
New York	—	39,724,363	—
North Carolina	—	4,673,903	—
North Dakota	—	857,468	—
Ohio	—	28,711,467	—
Oklahoma	—	6,208,643	—
Oregon	—	2,138,970	—
Pennsylvania	—	59,179,634	—
Puerto Rico	—	10,307,287	—
Rhode Island	—	2,873,728	—
South Carolina	—	4,220,460	—
South Dakota	—	1,783,246	—
Tennessee	—	11,348,907	—
Texas	—	86,747,995	—
Utah	—	2,269,769	—
Vermont	—	1,150,017	—
Virginia	—	12,638,266	—
Washington	—	13,372,133	—
West Virginia	—	899,138	—
Wisconsin	—	10,537,405	—
Wyoming	—	537,000	—

Total	$—	$827,141,832	$448,800

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

38

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2017 were as follows (unaudited):

Industry Classification:

Health Care	23.0%
Corporate Backed IDB & PCR	12.4
Tobacco Appropriated	9.9
Education	9.3
Transportation	9.3
Special Tax/Assessment District	9.0
Pre-Refunded	7.1
Power	6.7
General Obligation	5.0
Other	1.9%
Lease Backed Certificate of Participation	1.8
Water & Sewer	1.7
Solid Waste/Resource Recovery	0.9
Healthcare	0.2

98.2
Other assets in excess of liabilities	1.8

100.0%

See Notes to Financial Statements.

Prudential Muni High Income Fund	39

Statement of Assets & Liabilities

as of April 30, 2017

Assets
Unaffiliated investments (cost $795,613,587)	$827,590,632
Cash	1,893,406
Interest receivable	14,335,679
Receivable for Fund shares sold	2,168,105
Prepaid expenses	3,087

Total Assets	845,990,909

Liabilities
Payable for Fund shares reacquired	2,110,258
Dividends payable	399,441
Management fee payable	346,236
Distribution fee payable	187,096
Accrued expenses	172,743
Affiliated transfer agent fee payable	12,730
Deferred trustees’ fees	1,159

Total Liabilities	3,229,663

Net Assets	$842,761,246

Net assets were comprised of:
Shares of beneficial interest, at par	$833,078
Paid-in capital in excess of par	842,627,150

843,460,228
Undistributed net investment income	6,487,253
Accumulated net realized loss on investment transactions	(39,163,280)
Net unrealized appreciation on investments	31,977,045

Net assets, April 30, 2017	$842,761,246

See Notes to Financial Statements.

40

Class A
Net asset value and redemption price per share ($343,938,992 ÷ 33,978,298 shares of beneficial interest issued and outstanding)	$10.12
Maximum sales charge (4.00% of offering price)	0.42

Maximum offering price to public	$10.54

Class B
Net asset value, offering price and redemption price per share ($42,103,720 ÷ 4,157,974 shares of beneficial interest issued and outstanding)	$10.13

Class C
Net asset value, offering price and redemption price per share ($119,937,183 ÷ 11,847,851 shares of beneficial interest issued and outstanding)	$10.12

Class Z
Net asset value, offering price and redemption price per share ($336,781,351 ÷ 33,323,682 shares of beneficial interest issued and outstanding)	$10.11

See Notes to Financial Statements.

Prudential Muni High Income Fund	41

Statement of Operations

Year Ended April 30, 2017

Net Investment Income (Loss)
Income
Interest income	$42,388,712

Expenses
Management fee	4,364,435
Distribution fee—Class A	967,952
Distribution fee—Class B	254,036
Distribution fee—Class C	1,274,235
Transfer agent’s fees and expenses (including affiliated expense of $68,100)	600,000
Custodian and accounting fees	131,000
Registration fees	119,000
Audit fee	39,000
Shareholders’ reports	36,000
Legal fees and expenses	31,000
Trustees’ fees	26,000
Commitment fee on syndicated credit agreement	5,000
Loan interest expense	1,450
Miscellaneous	32,706

Total expenses	7,881,814
Less: Custodian fee credit	(11,396)

Net expenses	7,870,418

Net investment income (loss)	34,518,294

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(8,000,348)
Net change in unrealized appreciation (depreciation) on investments	(22,699,331)

Net gain (loss) on investment transactions	(30,699,679)

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,818,615

See Notes to Financial Statements.

42

Statement of Changes in Net Assets

	Year Ended April 30,
	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,518,294	$32,153,324
Net realized gain (loss) on investment transactions	(8,000,348)	(594,815)
Net change in unrealized appreciation (depreciation) on investments	(22,699,331)	14,546,551

Net increase (decrease) in net assets resulting from operations	3,818,615	46,105,060

Dividends from net investment income
Class A	(15,229,295)	(15,806,835)
Class B	(1,876,337)	(2,336,461)
Class C	(4,095,111)	(3,811,311)
Class Z	(13,011,829)	(9,213,224)

	(34,212,572)	(31,167,831)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	276,955,418	257,847,816
Net asset value of shares issued in reinvestment of dividends	29,041,593	26,212,662
Cost of shares reacquired	(293,230,356)	(162,486,369)

Net increase (decrease) in net assets from Fund share transactions	12,766,655	121,574,109

Total increase (decrease)	(17,627,302)	136,511,338

Net Assets:
Beginning of year	860,388,548	723,877,210

End of year(a)	$842,761,246	$860,388,548

(a) Includes undistributed net investment income of:	$6,487,253	$5,049,837

See Notes to Financial Statements.

Prudential Muni High Income Fund	43

Notes to Financial Statements

Prudential Investment Portfolios 4—Prudential Muni High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one investment portfolio: the Prudential Muni High Income Fund. The Fund is a diversified fund.

The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to

44

value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential Muni High Income Fund	45

Notes to Financial Statements (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends each business day and pay monthly from net investment income and pay distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and

46

supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets of up to $1 billion and .45% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the year ended April 30, 2017.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, .50% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $508,680 for Class A shares in front-end sales charges during the year ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended April 30, 2017 it received $13,311, $59,815 and $13,834 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Muni High Income Fund	47

Notes to Financial Statements (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the year ended April 30, 2017, were $342,561,239 and $341,720,154, respectively. For the year ended April 30, 2017, the Fund purchases and sales transactions under Rule 17a-7, were $44,805,080 and $71,496,264, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment transactions. For the year ended April 30, 2017, the adjustments were to increase undistributed net investment income and increase accumulated net realized loss on investment transactions by $1,131,694 due to the difference in the treatment of accreting market discount between financial and tax reporting and other book to tax differences. Net investment income, net realized loss on investment transactions and net assets were not affected by this change.

For the year ended April 30, 2017, the tax character of dividends paid was $34,052,192 of tax-exempt income and $160,380 of ordinary income. For the year ended April 30, 2016, the tax character of dividends paid was $31,131,177 of tax-exempt income and $36,654 of ordinary income.

As of April 30, 2017, the components of distributable earnings on a tax basis were $6,876,521 of tax-exempt income (includes timing difference of $399,441 for dividends payable) and $925,991 of ordinary income. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

48

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$793,401,648	$49,257,753	$(15,068,769)	$34,188,984

The difference between book and tax basis was primarily due to the difference between financial and tax reporting with respect to accretion of market discount, deferred losses on wash sales and other adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after May 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before April 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of April 30, 2017, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$22,901,000

Pre-Enactment Losses:
Expiring 2019	$19,389,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a contingent deferred sales charge of 1% on shares redeemed

Prudential Muni High Income Fund	49

Notes to Financial Statements (continued)

within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

At reporting period end, six shareholders of record held 68% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

	Shares	Amount
Class A
Year ended April 30, 2017:
Shares sold	5,152,204	$53,223,249
Shares issued in reinvestment of dividends and distributions	1,286,458	13,231,068
Shares reacquired	(8,920,154)	(90,927,564)

Net increase (decrease) in shares outstanding before conversion	(2,481,492)	(24,473,247)
Shares issued upon conversion from other share class(es)	716,343	7,355,957
Shares reacquired upon conversion into other share class(es)	(2,815,676)	(28,503,970)

Net increase (decrease) in shares outstanding	(4,580,825)	$(45,621,260)

Year ended April 30, 2016:
Shares sold	8,364,318	$85,816,215
Shares issued in reinvestment of dividends and distributions	1,315,807	13,493,720
Shares reacquired	(7,293,780)	(74,678,747)

Net increase (decrease) in shares outstanding before conversion	2,386,345	24,631,188
Shares issued upon conversion from other share class(es)	346,818	3,544,978
Shares reacquired upon conversion into other share class(es)	(737,527)	(7,558,446)

Net increase (decrease) in shares outstanding	1,995,636	$20,617,720

50

	Shares	Amount
Class B
Year ended April 30, 2017:
Shares sold	18,250	$187,753
Shares issued in reinvestment of dividends and distributions	138,763	1,429,792
Shares reacquired	(889,569)	(9,075,019)

Net increase (decrease) in shares outstanding before conversion	(732,556)	(7,457,474)
Shares reacquired upon conversion into other share class(es)	(619,872)	(6,373,207)

Net increase (decrease) in shares outstanding	(1,352,428)	$(13,830,681)

Year ended April 30, 2016:
Shares sold	124,202	$1,280,741
Shares issued in reinvestment of dividends and distributions	176,583	1,810,797
Shares reacquired	(641,094)	(6,570,919)

Net increase (decrease) in shares outstanding before conversion	(340,309)	(3,479,381)
Shares reacquired upon conversion into other share class(es)	(279,788)	(2,861,043)

Net increase (decrease) in shares outstanding	(620,097)	$(6,340,424)

Class C
Year ended April 30, 2017:
Shares sold	2,341,459	$24,335,430
Shares issued in reinvestment of dividends and distributions	329,873	3,389,090
Shares reacquired	(2,493,154)	(25,363,411)

Net increase (decrease) in shares outstanding before conversion	178,178	2,361,109
Shares reacquired upon conversion into other share class(es)	(330,552)	(3,378,210)

Net increase (decrease) in shares outstanding	(152,374)	$(1,017,101)

Year ended April 30, 2016:
Shares sold	3,167,844	$32,530,046
Shares issued in reinvestment of dividends and distributions	304,879	3,127,909
Shares reacquired	(1,630,667)	(16,679,587)

Net increase (decrease) in shares outstanding before conversion	1,842,056	18,978,368
Shares issued upon conversion from other share class(es)	16,272	165,810
Shares reacquired upon conversion into other share class(es)	(155,883)	(1,596,604)

Net increase (decrease) in shares outstanding	1,702,445	$17,547,574

Prudential Muni High Income Fund	51

Notes to Financial Statements (continued)

	Shares	Amount
Class Z
Year ended April 30, 2017:
Shares sold	19,478,126	$199,208,986
Shares issued in reinvestment of dividends and distributions	1,070,338	10,991,643
Shares reacquired	(16,569,590)	(167,864,362)

Net increase (decrease) in shares outstanding before conversion	3,978,874	42,336,267
Shares issued upon conversion from other share class(es)	3,142,168	31,793,333
Shares reacquired upon conversion into other share class(es)	(86,870)	(893,903)

Net increase (decrease) in shares outstanding	7,034,172	$73,235,697

Year ended April 30, 2016:
Shares sold	13,461,841	$138,220,814
Shares issued in reinvestment of dividends and distributions	758,775	7,780,236
Shares reacquired	(6,308,497)	(64,557,116)

Net increase (decrease) in shares outstanding before conversion	7,912,119	81,443,934
Shares issued upon conversion from other shares class(es)	890,876	9,115,612
Shares reacquired upon conversion into other share class(es)	(79,348)	(810,307)

Net increase (decrease) in shares outstanding	8,723,647	$89,749,239

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had a prior SCA that provided a commitment of $900 million in which the Funds paid an annualized commitment fee of .11% of the unused portion of the prior SCA. For the SCA and the prior SCA, the Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under each SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the year ended April 30, 2017. The average daily balance for the 37 days that the Fund had loans outstanding during the period was $798,757, borrowed at a weighted interest rate of 1.77%. The maximum loan balance outstanding during the period was $2,103,000. At April 30, 2017, the Fund did not have an outstanding loan balance.

52

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Muni High Income Fund	53

Financial Highlights

Class A Shares
	Year Ended April 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.45	$10.26	$9.91	$10.47	$10.02
Income (loss) from investment operations:
Net investment income	.41	.44	.44	.47	.47
Net realized and unrealized gain (loss) on investment transactions	(.33)	.18	.36	(.57)	.44
Total from investment operations	.08	.62	.80	(.10)	.91
Less Dividends:
Dividends from net investment income	(.41)	(.43)	(.45)	(.46)	(.46)
Net asset value, end of year	$10.12	$10.45	$10.26	$9.91	$10.47
Total Return(b):	.73%	6.19%	8.19%	(.71)%	9.26%

Ratios/Supplemental Data:
Net assets, end of year (000)	$343,939	$402,933	$375,176	$373,610	$442,197
Average net assets (000)	$387,190	$379,356	$376,328	$367,792	$432,410
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.87%	.87%	.87%	.87%	.86%
Expenses before waivers and/or expense reimbursement	.87%	.87%	.91%	.92%	.91%
Net investment income	3.99%	4.30%	4.36%	4.90%	4.55%
Portfolio turnover rate	39%	9%	17%	24%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.

See Notes to Financial Statements.

54

Class B Shares
	Year Ended April 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.46	$10.27	$9.92	$10.48	$10.03
Income (loss) from investment operations:
Net investment income	.39	.42	.42	.45	.44
Net realized and unrealized gain (loss) on investment transactions	(.34)	.17	.36	(.57)	.45
Total from investment operations	.05	.59	.78	(.12)	.89
Less Dividends:
Dividends from net investment income	(.38)	(.40)	(.43)	(.44)	(.44)
Net asset value, end of year	$10.13	$10.46	$10.27	$9.92	$10.48
Total Return(b):	.50%	5.93%	7.92%	(.95)%	8.99%

Ratios/Supplemental Data:
Net assets, end of year (000)	$42,104	$57,613	$62,944	$67,445	$77,670
Average net assets (000)	$50,808	$59,446	$66,035	$68,456	$67,171
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.12%	1.12%	1.12%	1.12%	1.11%
Expenses before waivers and/or expense reimbursement	1.12%	1.12%	1.12%	1.12%	1.11%
Net investment income	3.73%	4.06%	4.11%	4.66%	4.30%
Portfolio turnover rate	39%	9%	17%	24%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

Prudential Muni High Income Fund	55

Financial Highlights (continued)

Class C Shares
	Year Ended April 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.45	$10.27	$9.92	$10.47	$10.03
Income (loss) from investment operations:
Net investment income	.33	.36	.37	.40	.39
Net realized and unrealized gain (loss) on investment transactions	(.33)	.17	.35	(.56)	.44
Total from investment operations	.00	.53	.72	(.16)	.83
Less Dividends:
Dividends from net investment income	(.33)	(.35)	(.37)	(.39)	(.39)
Net asset value, end of year	$10.12	$10.45	$10.27	$9.92	$10.47
Total Return(b):	.01%	5.31%	7.39%	(1.36)%	8.35%

Ratios/Supplemental Data:
Net assets, end of year (000)	$119,937	$125,439	$105,708	$89,990	$120,882
Average net assets (000)	$127,425	$111,295	$97,740	$96,402	$109,555
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.62%	1.62%	1.62%	1.62%	1.61%
Expenses before waivers and/or expense reimbursement	1.62%	1.62%	1.62%	1.62%	1.61%
Net investment income	3.24%	3.55%	3.61%	4.15%	3.80%
Portfolio turnover rate	39%	9%	17%	24%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

56

Class Z Shares
	Year Ended April 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.44	$10.25	$9.90	$10.46	$10.01
Income (loss) from investment operations:
Net investment income	.44	.46	.47	.50	.50
Net realized and unrealized gain (loss) on investment transactions	(.33)	.18	.36	(.57)	.44
Total from investment operations	.11	.64	.83	(.07)	.94
Less Dividends:
Dividends from net investment income	(.44)	(.45)	(.48)	(.49)	(.49)
Net asset value, end of year	$10.11	$10.44	$10.25	$9.90	$10.46
Total Return(b):	1.02%	6.48%	8.48%	(.47)%	9.54%

Ratios/Supplemental Data:
Net assets, end of year (000)	$336,781	$274,404	$180,050	$118,489	$140,403
Average net assets (000)	$307,480	$208,377	$152,856	$116,356	$129,038
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.62%	.62%	.62%	.62%	.61%
Expenses before waivers and/or expense reimbursement	.62%	.62%	.62%	.62%	.61%
Net investment income	4.24%	4.54%	4.61%	5.15%	4.80%
Portfolio turnover rate	39%	9%	17%	24%	39%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

Prudential Muni High Income Fund	57

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 4:

We have audited the accompanying statement of assets and liabilities of Prudential Muni High Income Fund (the “Fund”), a series of Prudential Investment Portfolios 4, including the schedule of investments, as of April 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

June 16, 2017

58

Income Tax Information (unaudited)

We are advising you that during the fiscal year ended April 30, 2017, the Fund designates the maximum amount allowable per share but not less than the following amounts as exempt-interest dividends in accordance with Section 852(b)(5) of the Internal Revenue Code.

	Per Share
	Class A	Class B	Class C	Class Z

Tax-Exempt Dividends	$.40	$.38	$.33	$.43

In January 2018, you will be advised on IRS Form 1099-DIV and/or 1099-INT, if applicable, or substitute forms as to the federal tax status of the dividends received in calendar year 2017.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

Prudential Muni High Income Fund	59

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years

Ellen S. Alberding (59) Board Member Portfolios Overseen: 87	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.

Kevin J. Bannon (64) Board Member Portfolios Overseen: 87	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).

Linda W. Bynoe (64) Board Member Portfolios Overseen: 87	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Muni High Income Fund

Independent Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years

Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 87	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.

Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 87	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Richard A. Redeker (73) Board Member & Independent Vice Chair Portfolios Overseen: 87	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.

Stephen G. Stoneburn (73) Board Member Portfolios Overseen: 87	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

Visit our website at prudentialfunds.com

Interested Board Members(1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years

Stuart S. Parker (54) Board Member & President Portfolios Overseen: 87	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.

Scott E. Benjamin (44) Board Member & Vice President Portfolios Overseen: 87	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.

Grace C. Torres* (57) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A. and Sun National Bank

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 1993; Stephen G. Stoneburn, 2003; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Muni High Income Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (61) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012

Chad A. Earnst (41) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014

Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004

Jonathan D. Shain (58) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Visit our website at prudentialfunds.com

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006

Charles H. Smith (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since 2016

M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006

Peter Parrella (58) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007

Lana Lomuti (49) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014

Linda McMullin (55) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014

Kelly A. Coyne (48) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Muni High Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Muni High Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MUNI HIGH INCOME FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	74440M104	74440M203	74440M302	74440M401

MF133E

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended April 30, 2017 and April 30, 2016, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $38,774 and $38,774 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended April 30, 2017 and April 30, 2016: none.

(c) Tax Fees

For the fiscal years ended April 30, 2017 and April 30, 2016: none.

(d) All Other Fees

For the fiscal years ended April 30, 2017 and April 30, 2016: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

●	a review of the nature of the professional services expected to be provided,

●	a review of the safeguards put into place by the accounting firm to safeguard independence, and

●	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit

➢       Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended April 30, 2017 and April 30, 2016: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended April 30, 2017 and April 30, 2016 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 4

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017